                             GARTMORE MUTUAL FUNDS

Gartmore Optimal Allocations Fund: Moderate      Gartmore Investor Destinations
Gartmore Optimal Allocations Fund: Moderately       Conservative Fund
   Aggressive                                    Gartmore Large Cap Value Fund
Gartmore Optimal Allocations Fund: Aggressive    Gartmore Micro Cap Equity Fund
Gartmore Optimal Allocations Fund: Specialty     Gartmore Mid Cap Growth Fund
Gartmore Bond Fund                               Gartmore Mid Cap Market Index
Gartmore Bond Index Fund                            Fund
Gartmore China Opportunities Fund                Gartmore Mid Cap Growth Leaders
Gartmore Convertible Fund                           Fund
Gartmore Emerging Markets Fund                   Gartmore Money Market Fund
Gartmore Global Financial Services Fund          Gartmore Short Duration Bond Fund
Gartmore Global Health Sciences Fund             Gartmore Enhanced Income Fund
Gartmore Global Natural Resources Fund              (formerly Gartmore Morley
Gartmore Global Technology and                      Enhanced Income Fund)
   Communications Fund                           Gartmore Nationwide Fund
Gartmore Global Utilities Fund                   Gartmore Nationwide Leaders Fund
Gartmore Government Bond Fund                    Gartmore S&P 500 Index Fund
Gartmore Growth Fund                             Gartmore Small Cap Index Fund
Gartmore High Yield Bond Fund                    Gartmore Tax-Free Income Fund
Gartmore International Growth Fund               Gartmore Small Cap Fund
Gartmore International Index Fund                Gartmore Small Cap Leaders Fund
Gartmore Investor Destinations Aggressive        Gartmore U.S. Growth Leaders Fund
   Fund                                          Gartmore U.S. Growth Leaders
Gartmore Investor Destinations Moderately           Long-Short Fund
   Aggressive Fund                               Gartmore Value Opportunities Fund
Gartmore Investor Destinations Moderate Fund     Gartmore Worldwide Leaders Fund
Gartmore Investor Destinations Moderately        NorthPointe Small Cap Growth Fund
   Conservative Fund                             NorthPointe Small Cap Value Fund

   Statement of Additional Information ("SAI") Supplement dated April 21, 2006 to SAI dated February 28, 2006

The following is added to the end of the subsection "Futures Contracts", on page
49, within the section  "Description  of Portfolio  Instruments  and  Investment
Policies":

Commodity  Futures  Contracts.  The  Gartmore  Nationwide  Fund  may  invest  in commodity futures,  subject to the 5% limitation described above for all futures contracts.  Commodity  futures  may be based upon  commodities  within five main commodity  groups:  (1) energy,  which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat,  corn,  soybeans,  cotton,  coffee,  sugar and cocoa;  (4)
industrial metals, which includes aluminum,  copper, lead, nickel, tin and zinc;
and (5) precious metals,  which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts,  options on futures contracts and options  and  futures  on  commodity  indices  with  respect  to these five main commodity  groups and the individual  commodities  within each group, as well as other types of commodities.

Risks Associated with Commodity Futures Contracts.  There are several additional risks associated with transactions in commodity futures contracts.

o    Storage.  Unlike the financial  futures markets,  in the commodity  futures markets there are costs of physical storage  associated with purchasing the underlying  commodity.  The price of the  commodity  futures  contract will reflect the storage costs of purchasing the physical  commodity,  including the time value of money invested in the physical  commodity.  To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures  contracts on that commodity,  the value of the futures contract may change proportionately.

o    Reinvestment. In the commodity futures markets, producers of the underlying commodity  may decide to hedge the price risk of selling the  commodity  by selling  futures  contracts  today to lock in the price of the commodity at delivery  tomorrow.  In order to induce  speculators  to purchase the other side of the same futures contract,  the commodity  producer  generally must sell the futures  contract at a lower price than the  expected  future spot price.  Conversely,  if most hedgers in the futures  market are  purchasing futures contracts to hedge against a rise in prices,  then speculators will only sell the other side of the futures  contract at a higher futures price than the expected  future spot price of the commodity.  The changing nature of the hedgers and  speculators  in the  commodity  markets will  influence whether  futures prices are above or below the expected  future spot price, which can have  significant  implications  for the Fund.  If the  nature of hedgers and  speculators in futures markets has shifted when it is time for the Fund to reinvest the  proceeds of a maturing  contract in a new futures contract,  the Fund might  reinvest at higher or lower futures  prices,  or choose to pursue other investments.

o    Other Economic Factors.  The commodities  which underlie  commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather,  livestock disease,  embargoes,  tariffs, and international economic,  political and regulatory  developments.  These factors may have a larger impact on commodity prices.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE